Average Annual Total Returns - Investor A, Institutional - BLACKROCK LIFEPATH INDEX RETIREMENT FUND	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	11.81%
5 Years	7.70%
Since Inception	6.10%
Inception Date	May 31, 2011
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	10.80%
5 Years	6.85%
Since Inception	5.30%
Inception Date	May 31, 2011
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.07%
5 Years	5.69%
Since Inception	4.54%
Inception Date	May 31, 2011
Institutional Shares
Average Annual Return:
1 Year	12.16%
5 Years	7.98%
Since Inception	6.36%
Inception Date	May 31, 2011